Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares - Telesat Corp [Member] $ in Thousands	Dec. 31, 2021 CAD ($) shares
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of shares | shares	12,020,087
Stated value | $	$ 42,841
Telesat Public Shares [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of shares | shares	11,907,246
Stated value | $	$ 36,501
Class C Common Shares [Member]
Share Capital (Details) - Schedule of number of shares and stated value of outstanding shares [Line Items]
Number of shares | shares	112,841
Stated value | $	$ 6,340